RELATED PARTY TRANSACTIONS (Schedule of Services Rendered by Investee Companies) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	$ 6,971,581	$ 8,393,864	$ 9,822,584
Chengdu Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	1,689,243	1,859,950	2,018,325
Dalian Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	831,172	770,964	1,536,657
DMG Chongqing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	640,246	387,798	286,665
Eastlong Huatong [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	334,035	300,791
Guangtong Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received		1,323,535	1,229,301
Henan Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	597,393	556,960	374,435
Hubei Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	948,592	1,303,298	1,132,080
Jilin Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	52,213	602,118	578,175
Ningbo Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	813,908	761,977	1,363,903
Suzhou Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	921,405	526,473	1,303,043
Shenzhen Media [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Broadcasting service and other services received	$ 143,374